INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2020	2019
	$ million	$ million
Balance sheet	108	103
Income statement profit	14	1

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2020	2019
	$ million	$ million
Summarised statement of comprehensive income
Revenue	311	342
Attributable profit for the year	19	8
Group adjustments[1]	11	(6)
Total comprehensive profit	30	2
Group share of profit for the year at 47.6% (2019: 49%)	14	1

	2020	2019
	$ million	$ million
Summarised balance sheet
Non-current assets	283	297
Current assets	210	183
Non-current liabilities	(223)	(241)
Current liabilities	(117)	(87)
Net assets	153	152
Non-controlling interest	(1)	(10)
Net equity attributable to owners	152	142
Group’s share of net assets at 47.6% (2019: 49%)	72	70
Group adjustments[1]	33	30
Group’s carrying amount of investment at 47.6% (2019: 49%)	105	100
1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.